Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Principles of Consolidation
(a) Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the U.S. Securities and Exchange Committee (the "SEC") and include the accounts and operating results of DryShips, its wholly-owned subsidiaries, its affiliate and its VIE. As of December 31, 2014, the Company consolidated the100% of one VIE for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The VIE's total assets and liabilities, as of December 31, 2014, were $64,314 and $65,358 respectively, with total liabilities exceeding total assets by $1,044. A VIE is an entity that in general does not have equity investors with substantive voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity's economic performance and absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both.

From June 8, 2015, Ocean Rig has been considered as an affiliated entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig has been accounted for under the equity method and its assets and liabilities are not consolidated in the Company's balance sheet as of December 31, 2015 and, consequently, additional disclosures for Ocean Rig, its subsidiaries and its VIE, for 2015 have not been included.
All intercompany balances and transactions have been eliminated on consolidation.

Business Combinations
(b) Business combinations: The Company uses the acquisition method of accounting under the authoritative guidance on business combinations, which requires an acquirer in a business combination to recognize the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree at their fair values at the acquisition date. The costs of the acquisition and any related restructuring costs are to be recognized separately in the Consolidated Statements of Operations. The acquired company's operating results are included in the Company's consolidated financial statements starting on the date of acquisition.

The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of the purchase price over the net fair value of assets acquired and liabilities assumed. When the fair value of net assets acquired exceeds the fair value of consideration transferred plus any non-controlling interest in the acquiree, the excess is recognized as a gain.

Goodwill
(c) Goodwill: Goodwill represents the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill is reviewed for impairment whenever events or circumstances indicate possible impairment in accordance with Accounting Standard Codification (“ASC”) 350 “Goodwill and Other Intangible Assets”. This standard requires that goodwill and other intangible assets with an indefinite life not be amortized but instead tested for impairment at least annually. The Company tests goodwill for impairment each year on December 31.The Company tests goodwill at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. The impairment of goodwill is tested by comparing the reporting unit's carrying amount, including goodwill, to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of the impairment loss, if any. For the year ended December 31, 2015, the Company concluded that the goodwill relating to its offshore support reporting unit was not impaired. To determine the fair value of each reporting unit, the Company uses a combination of generally accepted valuation methodologies, including both income and market approaches. For its offshore support reporting unit, the Company estimates the fair market value using estimated discounted cash flows and publicly traded company multiples. The Company discounts projected cash flows using a long-term weighted average cost of capital, which is based on the Company's estimate of the investment returns that market participants would require for each of its reporting units. To develop the projected cash flows associated with the Company's offshore support reporting unit, which are based on estimated future utilization and dayrates, the Company considers key factors that include assumptions regarding future commodity prices, credit market uncertainties and the effect these factors may have on the Company's operations and the capital expenditure budgets of its customers. The Company derives publicly traded company multiples for companies with operations similar to the Company's reporting units using information on shares traded on stock exchanges and, when they are available, from analyses of recent acquisitions in the marketplace. For the Company's offshore reporting unit, the Company estimates fair market value using estimated discounted cash flows based on assumptions for future commodity prices, projected demand for its services, vessels' availability and day rates.

Use of Estimates
(d) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive income/(loss)
(e) Comprehensive income/(loss): The Company's comprehensive income/(loss) is comprised of net income/(loss), actuarial gains/losses related to the adoption and implementation of ASC 715, "Compensation-Retirement Benefits", as well as losses in the fair value of the derivatives that qualify for hedge accounting in accordance with ASC 815 "Derivatives and Hedging" and realized gains/losses on cash flow hedges associated with capitalized interest in accordance with ASC 815-30-35-38 "Derivatives and Hedging".

During 2013, the Company adopted the requirements of Accounting Standard Update ("ASU") 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

Cash and Cash Equivalents
(f) Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash
(g) Restricted cash: Restricted cash may include: (i) cash collateral required under the Company's financing and swap arrangements, (ii) retention accounts which can only be used to fund the loan installments coming due, (iii) minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Company's loan agreements, (iv) taxes withheld from employees and deposited in designated bank accounts and, (v) amounts pledged as collateral for bank guarantees to suppliers.

Trade Accounts Receivable net
(h) Trade accounts receivable net: The amount shown as trade accounts receivable, at each balance sheet date, includes receivables from customers, net of allowance for doubtful receivables. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful receivables.

Short-term Investments
(i) Short-term investments: Short-term investments generally represent investments in time deposits, which have maturities in excess of three months but less than twelve months. These investments are accounted for at cost.

Concentration of Credit Risk
(j) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents; trade accounts receivable and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Company places its cash and cash equivalents, consisting mostly of bank deposits, with qualified financial institutions.
The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties. The Company's major customers were oil companies, which reduced its credit risk. When considered necessary, additional arrangements are put in place to minimize credit risk, such as letters of credit or other forms of payment guarantees. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The Company has made advances for the construction of assets to the yards. The ownership of the assets was transferred from the yard to the Company at delivery. The credit risk of the advances was, to a large extent, reduced through refund guarantees issued by financial institutions.

Advances for Vessels and Drilling Units under Construction
(k) Advances for vessels and drilling units under construction: This represents amounts expended by the Company in accordance with the terms of the construction contracts for vessels and drilling units as well as other expenses incurred directly or under a management agreement with a related party in connection with on-site supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. The carrying value of vessels and drilling units under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, commissions to related party, construction supervision, equipment, spare parts and capitalized interest.

Capitalized Interest
(l) Capitalized interest: Interest expense is capitalized during the construction period of drilling units and vessels based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate the ("capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company. Capitalized interest expense for the years ended December 31, 2013, 2014 and 2015, amounted to $69,714, $39,225 and $12,060, respectively (Note 17).

Insurance Claims
(m) Insurance claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets, loss of hire and for insured crew medical expenses under "Other current assets". Insurance claims are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages, loss due to the vessel/ drilling unit being wholly or partially deprived of income as a consequence of damage to the unit or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following the insurance claim.

Inventories
(n) Inventories: Inventories consist of consumable bunkers (if any), lubricants and victualing stores, which are stated at the lower of cost or market value and are recorded under "Other current assets". Cost is determined by the first in, first out method.

Foreign Currency Translation
(o) Foreign currency translation: The functional currency of the Company is the U.S. Dollar since the Company operates in international shipping and drilling markets (through June 8, 2016) and, therefore, primarily transacts business in U.S. Dollars. The Company's accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in "Other, net" in the accompanying consolidated statements of operations.

Fixed Assets, Net
(p) Fixed assets, net:

(i) Drybulk, tanker carrier and offshore support vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for its initial voyage). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the useful life, increase the earning capacity or improve the efficiency or safety of the vessels. The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value. Vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton. In general, management estimates the useful life of the Company's drybulk and tanker carrier vessels to be 25 years and offshore support vessels 30 years, from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

(ii) Drilling units are stated at historical cost less accumulated depreciation. Such costs include the cost of adding or replacing parts of drilling unit machinery and equipment when the cost is incurred, if the recognition criteria are met. The recognition criteria require that the cost incurred extends the useful life of a drilling unit. The carrying amounts of those parts that are replaced are written off and the cost of the new parts is capitalized. Depreciation is calculated on a straight-line basis over the useful life of the assets after considering the estimated residual value as follows: bare deck 30 years and other asset parts 5 to 15 years for the drilling units. The residual values of the drilling units are estimated at $35,000 and $50,000, respectively, for the year ended December 31, 2014 and 2015.

Long Lived Assets Held for Sale
(q) Long lived assets held for sale: The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC 360, "Property, Plant and Equipment", when: (i) management has committed to a plan to sell the long lived assets; (ii) the long lived assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the long lived assets have been initiated; (iv) the sale of the long lived assets is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year; and (v) the long lived assets are being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These long lived assets are not depreciated once they meet the criteria to be classified as held for sale.

When the Company concludes a Memorandum of Agreement for the disposal of a vessel which has yet to complete a time charter, it is considered that the held for sale criteria discussed in guidance are not met until the time charter has been completed as the vessel is not available for immediate sale. As a result, such vessels are not classified as held for sale.

When the Company concludes a Memorandum of Agreement for the disposal of a vessel which has no time charter to complete or a contract that is transferable to a buyer, it is considered that the held for sale criteria discussed in the guidance are met. As a result such vessels are classified as held for sale. Furthermore, in the period a long-lived asset meets the held for sale criteria, a loss is recognized for any reduction of the long-lived asset's carrying amount to its fair value less cost to sell. No such adjustments were identified for the years ended December 31, 2013 and 2014. For the year ended December 31, 2015 and due to the Company's decision to sell certain vessels and vessel owning companies and classify the remaining vessels in the fleet as held for sale, a charge of $854,125 was recognized and included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying consolidated statement of operations.

In addition, the impairment review performed prior to the entering into the agreements for the sale of the Company's vessels and vessel owning companies, has indicated that the carrying amount of one of its drybulk vessels was not recoverable and, therefore, a charge of $83,937 was recognized and included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying consolidated statement of operations. Finally during the three month period ended December 31, 2015, an additional charge of $113,019 was recognized and included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying consolidated statement of operations, due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell. (Notes 7 and 12)

Impairment of Long-Lived Assets
(r) Impairment of long-lived assets: The Company reviews for impairment long-lived assets whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and the fair value of the asset. The Company evaluates the carrying amounts of its vessels by obtaining vessel independent appraisals to determine if events have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, the Company reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. To the extent impairment indicators are present, the Company determines undiscounted projected net operating cash flows for each vessel and compares them to their carrying value. The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days. The Company estimates the daily time charter equivalent for the unfixed days of drybulk vessels based on the most recent ten year historical average for similar vessels and utilizing available market data for time charter and spot market rates and forward freight agreements and for offshore support vessels based on available market data, over the remaining estimated life of the vessel, net of brokerage commissions, expected outflows for vessels' maintenance and operating expenses (including planned drydocking and special survey expenditures), assuming an average annual inflation rate of 2% and fleet utilization of 98% and 99% for our drybulk and offshore support vessels, respectively. The salvage value used in the impairment test is estimated to be $250 per light weight ton (LWT) for vessels, in accordance with the Company's vessels' depreciation policy. If the Company's estimate of undiscounted future cash flows for any vessel, is lower than its respective carrying value, the carrying value is written down, by recording a charge to operations, to its' respective fair market value if the fair market value is lower than the vessel's carrying value.

The Company's analysis for the year ended December 31, 2015, also involved sensitivity tests on the time charter rates and fleet utilization (being the most sensitive inputs to variances), allowing for variances ranging from 97.5% to 92.5% depending on vessel type on time charter rates. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. There can be no assurance as to how long charter rates and vessel values will remain at their currently low levels or whether they will improve by any significant degree. Charter rates may remain at depressed levels for some time which could adversely affect the Company's revenue and profitability, and future assessments of vessel impairment.

As a result of the impairment review, the Company determined that the carrying amounts of its assets were recoverable and, therefore, concluded that no impairment loss was necessary for 2013. However, due to the Company's decision to sell certain vessels during the year and based on the agreed-upon sales price, a charge relating to assets held for use of $43,490 for the year ended December 31, 2013, was recognized and included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying consolidated statement of operations.  As a result of the impairment review for the year ended December 31, 2014, the Company determined that the carrying amount of one of its drybulk vessels was not recoverable and, therefore, a charge of $38,148 was recognized and included in "Impairment loss and loss from sale of vessels and vessel owning companies", in the accompanying consolidated statement of operations.
As at December 31, 2015, the Company's investment in Ocean Rig had a carrying value of $401,878, while the market value of the investment was $91,410. Based on the relevant guidance provided by U.S.GAAP, the Company concluded that the investment in Ocean Rig was impaired and that the impairment was other than temporary. Therefore the investment in Ocean Rig was written down to its fair value and a loss of $310,468 was recognized and included in the accompanying consolidated statement of operations for the year ended December 31, 2015. (Note 10)

Dry-docking Costs	(s) Dry-docking costs: The Company follows the direct expense method of accounting for dry-docking costs whereby costs are expensed in the period incurred for the vessels and drilling units.
Class Costs
 (t) Class costs: The Company follows the direct expense method of accounting for periodic class costs incurred during special surveys of drilling units, normally every five years. Class costs and other maintenance costs are expensed in the period incurred and included in "Vessels and drilling units operating expenses".

Deferred Financing Costs
(u) Deferred financing costs: Deferred financing costs include fees, commissions and legal expenses associated with the Company's long- term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest expense. Unamortized fees relating to loans repaid or refinanced as debt extinguishments are expensed as interest and finance costs in the period the repayment or extinguishment is made. Arrangement fees paid to lenders for loans which the Company has not drawn down are capitalized and included in other current and non-current assets. Amortization and write offs for each of the years ended December 31, 2013, 2014 and 2015, amounted to $46,006, $50,551 and $23,834 respectively (Note 17).

Convertible Senior Notes
(v) Convertible senior notes: In accordance with ASC Topic 470-20, "Debt with Conversion and Other Options," for convertible debt instruments that contain cash settlement options upon conversion at the option of the issuer, the Company determines the carrying amounts of the liability and equity components of its convertible notes by first determining the carrying amount of the liability component of the convertible notes by measuring the fair value of a similar liability that does not have an associated equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds. The resulting debt discount is amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components (Note 11).

Revenue and Related Expenses
(w) Revenue and related expenses:

(i)      Drybulk carrier, tanker and offshore support vessels:

Time and bareboat charters: The Company generates its revenues from charterers for the charter hire of its vessels, which are considered to be operating lease arrangements. Vessels are chartered using time and bareboat charters and where a contract exists, the price is fixed, service is provided and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably on a straight-line basis over the duration of the period of each time charter as adjusted for the off-hire days that the vessel spends undergoing repairs, maintenance and upgrade work depending on the condition and specification of the vessel. Revenues related to mobilization and direct incremental expenses of mobilization are initially deferred and recognized as revenues and expenses, over the duration of the time charter agreements, and to the extent that expenses exceed revenue to be recognized, they are expensed as incurred.

Voyage charters: Voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably during the duration of the period of each voyage. When a voyage charter agreement is in place, a voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized ratably as earned during the related voyage charter's duration period.

Pooling arrangements: For vessels operating in pooling arrangements, the Company earns a portion of the total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, historically, such changes have not been material.

Voyage related and vessel operating costs: Under a time charter, specified voyage costs, such as fuel and port charges are paid by the charterer and other non-specified voyage expenses, such as commissions, are paid by the Company. Vessel operating costs including crew, maintenance and insurance are paid by the Company. Under voyage charter arrangements, voyage expenses, primarily consisting of commissions, port, canal and bunker expenses that are unique to a particular charter, are paid for by the Company, except for commissions, which are either paid for by the Company or are deducted from the freight revenue. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred and amortized over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation.

Deferred voyage revenue: Deferred voyage revenue primarily relates to cash advances received from charterers. These amounts are recognized as revenue over the voyage or charter period.

(ii)      Drilling units:

Revenues: The Company's services and deliverables are generally sold based upon contracts with its customers that include fixed or determinable prices. The Company recognizes revenue when delivery occurs, as directed by its customer, and collectability is reasonably assured. The Company evaluates if there are multiple deliverables within its contracts and whether the agreement conveys the right to use the drilling units for a stated period of time and meets the criteria for lease accounting, in addition to providing a drilling services element, which is generally compensated for by day rates. In connection with drilling contracts, the Company may also receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to the drilling units and day rate or fixed price mobilization and demobilization fees. Revenues are recorded net of agents' commissions. There are two types of drilling contracts: well contracts and term contracts.

(a) Well contracts: Well contracts are contracts under which the assignment is to drill a certain number of wells. Revenue from day-rate based compensation for drilling operations is recognized in the period during which the services are rendered at the rates established in the contracts. All mobilization revenues, direct incremental expenses of mobilization and contributions from customers for capital improvements are initially deferred and recognized as revenues and expenses, as applicable, over the estimated duration of the drilling period. To the extent that mobilization expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization revenues and expenses are recognized over the demobilization period. All revenues for well contracts are recognized as "Service revenues" in the consolidated statement of operations.

(b) Term contracts: Term contracts are contracts under which the assignment is to operate the unit for a specified period of time. For these types of contracts the Company determines whether the arrangement is a multiple element arrangement containing both a lease element and drilling services element. For revenues derived from contracts that contain a lease, the lease elements are recognized as "Leasing revenues" in the consolidated statement of operations on a basis approximating straight line over the lease period. The drilling services element is recognized as "Service revenues" in the period in which the services are rendered at estimated fair value. Revenues related to the drilling element of mobilization and direct incremental expenses of drilling services are deferred and recognized over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization fees and expenses are recognized over the demobilization period. Contributions from customers for capital improvements are initially deferred and recognized as revenues over the estimated duration of the drilling contract.

Earnings/(loss) per Common Share
(x) Earnings/(loss) per common share: Basic earnings/(loss) per common share are computed by dividing net income/(loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution is computed by the treasury stock method whereby all of the Company's dilutive securities are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company's common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation. On March 11, 2016, the Company effected a 25:1 reverse stock split (Note 21).

Segment Reporting
(y) Segment reporting: The Company determined that currently it operates under two reportable segments, as a provider of drybulk commodities transportation services for the steel, electric utility, construction and agri-food industries (drybulk segment) and as a provider of offshore support services to the global offshore energy industry (offshore support segment). The Company operated also as a provider of ultra-deep water drilling services (drilling segment) until the deconsolidation of Ocean Rig on June 8, 2015 and as a provider of transportation services of crude and refined petroleum cargoes (tanker segment) until the sale of the whole tanker fleet during the year ended December 31, 2015. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company's consolidated financial statements.

Financial Instruments
(z) Financial instruments: The Company designates its derivatives based upon guidance on ASC 815, "Derivatives and Hedging" which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i)      Hedge accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period. Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of "Accumulated other comprehensive income/(loss)" in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the consolidated statement of operations. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

(ii)      Other derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

Fair Value Measurements
(aa) Fair value measurements: The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures" which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 12).

Stock-based Compensation
(ab) Stock-based compensation: Stock-based compensation represents vested and non-vested common stock granted to employees and directors, for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on an accelerated basis over the vesting period of the award or service period (Note 14).

Income Taxes
(ac) Income taxes: Income taxes have been provided for based upon the tax laws and rates in effect in the countries in which the Company's drilling operations were conducted and income was earned. There was no expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes because the countries in which the Company operated have taxation regimes that vary not only with respect to the nominal rate, but also in terms of the availability of deductions, credits and other benefits. Variations also arise because income earned and taxed in any particular country or countries may fluctuate from year to year. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities using the applicable jurisdictional tax in effect at the year end. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company accrues interest and penalties related to its liabilities for unrecognized tax benefits as a component of income tax expense.

Commitments and Contingencies
(ad) Commitments and contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

Investments in Affiliates
(ae) Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but over which it does not exercise control. Investments in these entities are accounted for by the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost or at fair value in case of a retained investment in the common stock of an investee in a deconsolidation transaction, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method: In the Company's consolidated financial statements, the following entity is included as an affiliate and is accounted for under the equity method for the period during which such entity was an affiliate of the Company:
(i) Ocean Rig and its subsidiaries (ownership interest as of December 31, 2015, was 40.4%).

Recent accounting pronouncements
(af) Recent accounting pronouncements:

Revenue from Contracts with Customers: On May 28, 2014, the FASB issued ASU No. 2014-09 as amended by ASU 2015-14 which was issued on August 12, 2015, Revenue from Contracts with Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard.
Consolidation: In February 2015, the FASB issued ASU No. 2015-02 Consolidation (Topic 810), Amendments to the Consolidation Analysis. The guidance eliminates the deferral of FAS 167, which has allowed entities with interests in certain investment funds to follow the previous consolidation guidance in FIN 46(R), and makes other changes to both the variable interest model and the voting model. While the guidance is aimed at asset managers, it will affect all reporting entities that have variable interests in other legal entities (e.g., limited partnerships, similar entities and certain corporations). In some cases, consolidation conclusions will change. In other cases, reporting entities will need to provide additional disclosures about entities that currently aren't considered variable interest entities (VIEs) but will be considered VIEs under the new guidance provided they have a variable interest in those VIEs. The guidance is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. A reporting entity must apply the amendments using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the period of adoption or apply the amendments retrospectively. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

Inventories: In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. The Company believes that the implementation of this update will not have any material impact on its consolidated financial statements and has not elected the early adoption.

Leases: In February 2016, the FASB issued ASU No. 2016-02, which improves transparency and comparability among companies by requiring lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. The new lease standard does not substantially change lessor accounting. It also requires additional disclosures about leasing arrangements. For public companies, the new standard is effective for interim and annual periods beginning after December 15, 2018 and requires a modified retrospective approach to adoption. Early adoption is permitted. The Company believes that the implementation of this update will not have any material impact on its consolidated financial statements and has not elected the early adoption.

Interest—Imputation of Interest: In August 2015, the FASB issued ASU 2015-15 "Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements—Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting (SEC Update)" to add to the FASB's Accounting Standards Codification SEC staff guidance that the SEC staff will not object to an entity presenting the costs of securing line-of-credit arrangements as an asset, regardless of whether there are any outstanding borrowings.

Going Concern: In August 2014, the FASB issued ASU No. 2014-15-Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity's management to evaluate at each reporting period based on the relevant conditions and events that are known at the date of financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.